Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000		5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares subject to possible redemption, shares authorized	500,000,000	500,000,000		500,000,000
Ordinary shares subject to possible redemption, shares issued	5,750,000	5,750,000
Ordinary shares subject to possible redemption, shares outstanding	5,750,000	5,750,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000
Ordinary shares, shares issued	343,125	343,125
Ordinary shares, shares outstanding	343,125	343,125
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Ordinary shares, shares authorized	50,000,000	50,000,000	[1]	50,000,000	[1]
Ordinary shares, shares issued	1,437,500	1,437,500	[1]	1,437,500	[1]
Ordinary shares, shares outstanding	1,437,500	1,437,500	[1]	1,437,500	[1]

[1]	As of December 31, 2022, this number includes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On March 28, 2023, the over-allotment option was fully exercised.